RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 12,000	$ 10,800
Reinsurance
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	2,000
Sales of property and other assets, related party transactions	3,300
Cash included in cash and cash equivalents	$ 779
Reinsurance | BNRE Class C [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued	11,270,466
Issued Capital, Ordinary Shares	$ 450
Reinsurance | BNRE Class A Junior Preferred Shares [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued	98,351,547
Issued capital, preference shares	$ 2,500
Other related parties [member]
Disclosure of transactions between related parties [line items]
Management fees received	$ 102	$ 24